Covered Assets and Indemnification Asset (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Covered Assets and Indemnification Asset
Total loans	$ 3,646,946	$ 3,514,646	$ 3,152,396
Covered loans
Covered Assets and Indemnification Asset
Total loans	912,448	1,006,369
Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	651,927	729,156
Covered loans | Secured
Covered Assets and Indemnification Asset
Total loans	35,729	53,433
Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	22,242	28,520
Covered loans | Unsecured
Covered Assets and Indemnification Asset
Total loans	16,634	13,510
Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,968	9,890
Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Total loans	402,455	430,125
Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	339,362	365,306
Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Total loans	343,999	357,857
Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	187,990	199,372
Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Total loans	7,200	12,168
Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	2,363	4,705
Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Total loans	106,431	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	91,002	121,363
Bank | Covered loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	3,635	8,697
Loans past Due 60-89 Days	1,635	967
Loans past Due 90 Days or More	3,017	906
Total Past Due Loans	8,287	10,570
Current Loans	252,234	266,643
Total loans	912,448	1,006,369
Accruing Loans Past Due 90 Days or More	1,051
Bank | Covered loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	651,927	729,156
Bank | Covered loans | Secured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	218	3,904
Loans past Due 60-89 Days	56	10
Loans past Due 90 Days or More	168	81
Total Past Due Loans	442	3,995
Current Loans	13,045	20,918
Total loans	35,729	53,433
Accruing Loans Past Due 90 Days or More	168
Bank | Covered loans | Secured | PCI loans
Covered Assets and Indemnification Asset
Total loans	22,242	28,520
Bank | Covered loans | Unsecured
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	98	10
Loans past Due 60-89 Days	71	259
Total Past Due Loans	169	269
Current Loans	7,497	3,351
Total loans	16,634	13,510
Bank | Covered loans | Unsecured | PCI loans
Covered Assets and Indemnification Asset
Total loans	8,968	9,890
Bank | Covered loans | Secured by commercial properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	356	999
Loans past Due 90 Days or More	455	40
Total Past Due Loans	811	1,039
Current Loans	62,282	63,780
Total loans	402,455	430,125
Accruing Loans Past Due 90 Days or More	379
Bank | Covered loans | Secured by commercial properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	339,362	365,306
Bank | Covered loans | Secured by residential properties
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	2,190	1,679
Loans past Due 60-89 Days	584	678
Loans past Due 90 Days or More	995	209
Total Past Due Loans	3,769	2,566
Current Loans	152,240	155,919
Total loans	343,999	357,857
Accruing Loans Past Due 90 Days or More	419
Bank | Covered loans | Secured by residential properties | PCI loans
Covered Assets and Indemnification Asset
Total loans	187,990	199,372
Bank | Covered loans | Residential construction loans
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	730	1,861
Loans past Due 60-89 Days	858
Loans past Due 90 Days or More	1,399	576
Total Past Due Loans	2,987	2,437
Current Loans	1,850	5,026
Total loans	7,200	12,168
Accruing Loans Past Due 90 Days or More	85
Bank | Covered loans | Residential construction loans | PCI loans
Covered Assets and Indemnification Asset
Total loans	2,363	4,705
Bank | Covered loans | Commercial construction loans and land development
Covered Assets and Indemnification Asset
Loans past Due 30-59 Days	43	244
Loans past Due 60-89 Days	66	20
Total Past Due Loans	109	264
Current Loans	15,320	17,649
Total loans	106,431	139,276
Bank | Covered loans | Commercial construction loans and land development | PCI loans
Covered Assets and Indemnification Asset
Total loans	$ 91,002	$ 121,363